UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital, L.L.C.
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:  028-07170
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ John Griffin                      New York, NY            5/15/12
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   39
                                               -------------

Form 13F Information Table Value Total:           $6,042,574
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMAZON COM INC               COM              023135106  352,751  1,741,896 SH       SOLE                 1,741,896      0    0
AMERICAN INTL GROUP INC      *W EXP 01/19/202 026874156   12,236  1,150,000 SH       SOLE                 1,150,000      0    0
APPLE INC                    COM              037833100  431,976    720,500 SH       SOLE                   720,500      0    0
BAIDU INC                    SPON ADR REP A   056752108   82,724    567,500 SH       SOLE                   567,500      0    0
BLACKROCK INC                COM              09247X101  117,818    575,000 SH       SOLE                   575,000      0    0
CITIGROUP INC                COM NEW          172967424   81,141  2,220,000 SH       SOLE                 2,220,000      0    0
DELTA AIR LINES INC DEL      COM NEW          247361702  122,946 12,400,000 SH       SOLE                12,400,000      0    0
DOLLAR TREE INC              COM              256746108  181,421  1,920,000 SH       SOLE                 1,920,000      0    0
GILEAD SCIENCES INC          COM              375558103  145,114  2,970,000 SH       SOLE                 2,970,000      0    0
GOOGLE INC                   CL A             38259P508  333,445    520,000 SH       SOLE                   520,000      0    0
HCA HOLDINGS INC             COM              40412C101  186,787  7,550,000 SH       SOLE                 7,550,000      0    0
IVANHOE ENERGY INC           COM              465790103   16,784 15,985,000 SH       SOLE                15,985,000      0    0
JPMORGAN CHASE & CO          COM              46625H100  282,087  6,135,000 SH       SOLE                 6,135,000      0    0
JPMORGAN CHASE & CO          *W EXP 10/28/201 46634E114   12,484    933,000 SH       SOLE                   933,000      0    0
LIBERTY GLOBAL INC           COM SER A        530555101  244,641  4,885,000 SH       SOLE                 4,885,000      0    0
LOWES COS INC                COM              548661107  222,672  7,096,000 SH       SOLE                 7,096,000      0    0
MARTIN MARIETTA MATLS INC    COM              573284106  138,721  1,620,000 SH       SOLE                 1,620,000      0    0
MGIC INVT CORP WIS           COM              552848103   49,107  9,900,600 SH       SOLE                 9,900,600      0    0
MICHAEL KORS HLDGS LTD       SHS              G60754101  103,663  2,225,000 SH       SOLE                 2,225,000      0    0
MONSANTO CO NEW              COM              61166W101  345,760  4,335,000 SH       SOLE                 4,335,000      0    0
NETFLIX INC                  COM              64110L106  272,070  2,365,000 SH       SOLE                 2,365,000      0    0
NORTHEAST BANCORP            COM NEW          663904209    1,440    114,300 SH       SOLE                   114,300      0    0
NOVAGOLD RES INC             COM NEW          66987E206   25,830  3,597,500 SH       SOLE                 3,597,500      0    0
PACIFIC BIOSCIENCES CALIF IN COM              69404D108    2,975    870,000 SH       SOLE                   870,000      0    0
PRICELINE COM INC            COM NEW          741503403  397,495    554,000 SH       SOLE                   554,000      0    0
RALPH LAUREN CORP            CL A             751212101  162,999    935,000 SH       SOLE                   935,000      0    0
RANGE RES CORP               COM              75281A109  249,404  4,289,720 SH       SOLE                 4,289,720      0    0
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106  263,655  7,875,000 SH       SOLE                 7,875,000      0    0
SIRIUS XM RADIO INC          COM              82967N108  143,197 61,990,000 SH       SOLE                61,990,000      0    0
TD AMERITRADE HLDG CORP      COM              87236Y108   96,825  4,905,000 SH       SOLE                 4,905,000      0    0
TESLA MTRS INC               COM              88160R101   21,413    575,000 SH       SOLE                   575,000      0    0
THERMO FISHER SCIENTIFIC INC COM              883556102  262,731  4,660,000 SH       SOLE                 4,660,000      0    0
TRIPADVISOR INC              COM              896945201  166,757  4,675,000 SH       SOLE                 4,675,000      0    0
UNITED CONTL HLDGS INC       COM              910047109   86,982  4,045,678 SH       SOLE                 4,045,678      0    0
VERISIGN INC                 COM              92343E102  148,031  3,860,000 SH       SOLE                 3,860,000      0    0
WABCO HLDGS INC              COM              92927K102  105,538  1,745,000 SH       SOLE                 1,745,000      0    0
YANDEX N V                   SHS CLASS A      N97284108   44,067  1,640,000 SH       SOLE                 1,640,000      0    0
YOUKU COM INC                SPONSORED ADR    98742U100   79,164  3,600,000 SH       SOLE                 3,600,000      0    0
XINYUAN REAL ESTATE CO LTD   SPONS ADR        98417P105   47,723 13,752,933 SH       SOLE                13,752,933      0    0
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